Common Stock of Darden Restaurants, Inc.	12 Months Ended
Apr. 30, 2025
EBP 044
EBP, Investment, Fair Value and NAV [Line Items]
Common Stock of Darden Restaurants, Inc.	Common Stock of Darden Restaurants, Inc.
At April 30, 2025 and 2024, the fair value of the shares held in the non-ESOP Fund participant directed accounts was $132,685,238 (661,310 shares) and $108,895,020 (709,830 shares), respectively. For further information on the Company, participants should refer to the Company’s consolidated financial statements included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on July 18, 2025. This fund has short-term investments within.